Intangible Assets - Summary of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Amortization	₩ 1,137	₩ 905	₩ 868
Cost of Revenues
Disclosure Of Intangible Assets [Line Items]
Amortization	479	101	251
Selling, General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	597	745	581
Research and Development
Disclosure Of Intangible Assets [Line Items]
Amortization	₩ 61	₩ 59	₩ 36